TAXATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	May. 31, 2014	Mar. 26, 2012	Apr. 30, 2009	Apr. 14, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Income Tax [Line Items]
Unrecognized Tax benefits							$ 70,296	$ 50,983	$ 24,756	$ 15,336
Unrecognized tax benefit that would impact the effective tax rate							61,770	40,631
Income tax expenses for interest and penalties							15,020	2,465		$ 17,808
Accrued Interest and penalties related to unrecognized tax benefits							42,441	29,613
Net Operating loss carry forwards							6,711
Deferred Tax Liabilities							28,716	59,294
Deferred Tax Liabilities							33,508	35,905
Temporary differences related to investment in subsidiaries							62,224	95,199
Number of subsidiaries that re-apply for high and new technology enterprise status										5
Accrued Expenses And Other Liabilities [Member]
Income Tax [Line Items]
Unrecognized Tax Benefits							104,211	75,483
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Income Tax [Line Items]
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries							475,620	100,824
Temporary differences related to investment in subsidiaries							$ 47,562	10,082
Hong Kong [Member]
Income Tax [Line Items]
Preferential tax rate							16.50%
Tax years open to examination							tax years 2009 through 2014
CHINA
Income Tax [Line Items]
Tax years open to examination							tax years 2010 through 2014
United States [Member]
Income Tax [Line Items]
Unrecognized Tax benefits							$ 8,526	$ 5,059
Tax years open to examination							tax years 2012 through 2014
Latest Tax Year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date							2020
Earliest Tax Year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date							2016
Maximum [Member] | Hong Kong [Member]
Income Tax [Line Items]
Examination period of the company's tax filings							6 years
Maximum [Member] | CHINA
Income Tax [Line Items]
Examination period of the company's tax filings							5 years
Maximum [Member] | United States [Member]
Income Tax [Line Items]
Examination period of the company's tax filings							3 years
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Transitional enterprise income tax rate							25.00%
Statutory Tax Rate				15.00%
Reduced enterprise income tax rate			15.00%
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | 2013 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate		12.50%
Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd [Member] | 2014 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate		12.50%
Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia [Member]
Income Tax [Line Items]
Reversal of Income Tax amount							$ 5,209
Federal Statutory Income Tax Rate									25.00%
Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia [Member] | 2015 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate	12.50%
Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia [Member] | 2016 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate	12.50%
Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia [Member] | 2017 [Member]
Income Tax [Line Items]
Reduced enterprise income tax rate	12.50%
SouFun Media and SouFun Network [Member]
Income Tax [Line Items]
Withholding tax rate											5.00%
Deferred tax liabilities reversed, undistributed earnings							$ 15,101
SouFun Media and SouFun Network [Member] | Maximum [Member]
Income Tax [Line Items]
Reduced withholding tax rate, distribution period							2015
SouFun Media and SouFun Network [Member] | Minimum [Member]
Income Tax [Line Items]
Reduced withholding tax rate, distribution period							2013
SouFun Shenzhen and SouFun Shanghai [Member]
Income Tax [Line Items]
Applicable enterprise income tax rate									25.00%	25.00%
SouFun Media ,Beijing Zhongzhi, SouFun Network, Beijing Technology and Beijing JTX Technology [Member]
Income Tax [Line Items]
Preferential tax rate							15.00%		15.00%	15.00%
High and new technology enterprise certificate effective period							3 years
High and new technology enterprise certificate renewal period							3 years
SouFun Media ,Beijing Zhongzhi, SouFun Network, Beijing Technology and Beijing JTX Technology [Member] | Subsequent Event [Member]
Income Tax [Line Items]
Preferential tax rate					15.00%	15.00%
Beijing Hong An Tu Sheng Network Technology Co Ltd [Member]
Income Tax [Line Items]
Preferential tax rate							12.50%